UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-10085
                                                      ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------


                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                     Shares          (Note 1)                                            Shares          (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCK - 97.30%                                                Telecommunications - 18.67%
                                                                        AT&T Inc.                        172,700      $  4,229,423
Aerospace/Defense - 10.38%                                           *  Corning Incorporated             200,100         3,933,966
  Goodrich Corporation               108,300         $  4,451,130       Motorola, Inc.                   173,900         3,928,401
  The Boeing Corporation              62,400            4,382,976       Verizon Communications Inc.      125,800         3,789,096
                                                     ------------                                                     ------------
                                                        8,834,106                                                       15,880,886
                                                     ------------                                                     ------------
Chemicals - 5.00%                                                    Transportation - 5.37%
  EI du Pont de Nemours & Co.        100,000            4,250,000       FedEx Corp.                       44,200         4,569,838
                                                     ------------                                                     ------------

Commercial Services - 5.25%                                          Total Common Stock (Cost $75,845,559)              82,782,613
  Cendant Corp.                      259,000            4,467,750                                                     ------------
                                                     ------------
                                                                     MONEY MARKET FUND - 1.87%
Computers - 9.38%                                                       Evergreen Institutional Money Market Fund
* EMC Corp.                          292,600            3,985,212         (Cost $1,588,428)            1,588,428         1,588,428
  Hewlett-Packard Company            139,700            3,999,611                                                     ------------
                                                     ------------
                                                        7,984,823
                                                     ------------    Total Investments (Cost $77,433,987) - 99.17%    $ 84,371,041
Electric - 4.84%                                                     Other Assets Less Liabilities - 0.83%                 711,091
  American Electric Power                                                                                             ------------
     Company Inc.                    111,000            4,116,990
                                                     ------------      Net Assets - 100.00%                           $ 85,082,132
                                                                                                                      ============
Food - 4.95%
  Whole Foods Market Inc.             54,400            4,210,016    *  Non-income producing investment.
                                                     ------------
                                                                     Aggregate   cost  for   federal   income  tax   purposes   is
Healthcare - Services - 9.27%                                        $77,509,078.   Unrealized    appreciation/(depreciation)   of
  Aetna Inc.                          39,200            3,696,952    investments for federal income tax purposes is as follows:
* Laboratory Corp. of
     America Holdings                 77,800            4,189,530    Aggregate gross unrealized appreciation          $  8,218,512
                                                     ------------    Aggregate gross unrealized depreciation          $ (1,356,549)
                                                        7,886,482                                                     ------------
                                                     ------------
Home Builders - 4.66%
  D.R. Horton, Inc.                  111,000            3,966,030    Net unrealized appreciation                      $  6,861,963
                                                     ------------                                                      ============

Miscellaneous Manufacturing - 4.55%
  General Electric Company           110,400            3,869,520
                                                     ------------

Real Estate Investment Trust - 5.20%
  Host Marriott Corporation          233,500            4,424,825
                                                     ------------

Retail - 9.78%
  The Home Depot, Inc.               100,000            4,048,000
  Outback Steakhouse, Inc.           102,700            4,273,347
                                                     ------------
                                                        8,321,347
                                                     ------------




                                                                                                                         (Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

Note 1 - Investment Valuation

The  Fund's  investments  in  securities  are  carried  at  value.
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern
Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if the trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Summary of Investments by Industry
                                     % of Net
Industry                              Assets           Value
----------------------------------------------------------------
Aerospace/Defense                     10.38%      $  8,834,106
Chemicals                              5.00%         4,250,000
Commercial Services                    5.25%         4,467,750
Computers                              9.38%         7,984,823
Electric                               4.84%         4,116,990
Food                                   4.95%         4,210,016
Healthcare - Services                  9.27%         7,886,482
Home Builders                          4.66%         3,966,030
Miscellaneous Manufacturing            4.55%         3,869,520
Money Market Fund                      1.87%         1,588,428
Real Estate Investment Trust           5.20%         4,424,825
Retail                                 9.78%         8,321,347
Telecommunications                    18.67%        15,880,886
Transportation                         5.37%         4,569,838
----------------------------------------------------------------
Total                                 99.17%      $ 84,371,041


The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                    Shares or        Market Value                                       Shares or     Market Value
                                    Principal          (Note 1)                                         Principal       (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 81.89%                                               Home Builders - 2.11%
                                                                        D.R. Horton, Inc.                 12,000      $    428,760
Aerospace/Defense - 3.65%                                                                                             ------------
  Goodrich Corporation                 8,300         $    341,130    Leisure Time - 2.28%
  The Boeing Corporation               5,700              400,368       Harley-Davidson, Inc.              9,000           463,410
                                                     ------------                                                     ------------
                                                          741,498    Media - 2.56%
                                                     ------------    *  Time Warner Inc.                  15,000           261,600
Apparel - 1.58%                                                         Walt Disney Company               10,800           258,876
  Nike, Inc.                           3,700              321,123                                                     ------------
                                                     ------------                                                          520,476
Biotechnology - 2.21%                                                                                                 ------------
* Amgen, Inc.                          5,700              449,502    Miscellaneous Manufacturing - 2.69%
                                                     ------------       3M Co.                             3,400           263,500
                                                                        General Electric Company           8,100           283,905
Chemicals - 1.11%                                                                                                     ------------
  El Du Pont de Nemours & Co.          5,300              225,250                                                          547,405
                                                     ------------                                                     ------------
                                                                     Pharmaceuticals - 3.13%
Commercial Services - 3.38%                                             Merck & Co. Inc.                  11,000           349,910
  Cendant Corp.                       39,800              686,550       Pfizer Inc.                       12,300           286,836
                                                     ------------                                                     ------------
Computers - 3.77%                                                                                                          636,746
* EMC Corp.                           19,100              260,142                                                     ------------
  Hewlett-Packard Company             17,700              506,751    Real Estate Investment Trusts - 6.73%
                                                     ------------       Apartment Investment &
                                                          766,893          Management Company              9,200           348,404
                                                     ------------       CentraCore Properties Trust        9,400           252,578
Electric - 2.96%                                                        Equity Office Properties Trust    10,900           330,597
  American Electric Power                                               Host Marriott Corporation         23,000           435,850
     Company Inc.                      8,600              318,974                                                     ------------
  The Southern Company                 8,200              283,146                                                        1,367,429
                                                     ------------                                                     ------------
                                                          602,120    Retail - 12.90%
                                                     ------------    *  Brinker International, Inc.        7,300           282,218
Financial Services - 2.88%                                              Home Depot, Inc.                   6,100           246,928
  Allied Capital Corporation          19,900              584,463       McDonald's Corporation             8,600           289,992
                                                     ------------       Outback Steakhouse, Inc.           7,300           303,753
Food - 6.17%                                                            Staples, Inc.                     15,450           350,870
  Campbell Soup Company                8,600              256,022    *  Starbucks Corporation             16,000           480,160
  HJ Heinz Company                     6,900              232,668       Wal-Mart Stores, Inc.              6,500           304,200
  Kellogg Company                      5,900              254,998       Wendy's International, Inc.        6,600           364,716
  Whole Foods Market Inc.              6,600              510,774                                                     ------------
                                                     ------------                                                        2,622,837
                                                        1,254,462                                                     ------------
                                                     ------------    Software - 1.55%
Hand/Machine Tools - 2.06%                                              Microsoft Corporation             12,000           313,800
  Black & Decker Corporation           4,800              417,408                                                     ------------
                                                     ------------    Telecommunications - 8.10%
                                                                        AT&T Inc                          11,200           274,288
Healthcare - Products - 1.48%                                        *  Corning Incorporated              37,400           735,284
  Johnson & Johnson                    5,000              300,500       Motorola, Inc.                    18,500           417,915
                                                     ------------       Verizon Communications Inc.        7,300           219,876
Healthcare - Services - 5.54%                                                                                         ------------
  Aetna Inc.                           8,000              754,480                                                        1,647,363
* Laboratory Corp. of                                                                                                 ------------
     America Holdings                  6,900              371,565
                                                     ------------
                                                        1,126,045
                                                     ------------
                                                                                                                         (Continued)


The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                    Shares or        Market Value
                                    Principal          (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized  appreciation/(depreciation)
Transportation - 3.05%                                               of investments for financial reporting and federal income tax
  FedEx Corp.                          6,000         $    620,340    purposes is as follows:
                                                     ------------

Total Common Stocks (Cost $12,485,934)                 16,644,380    Aggregate gross unrealized appreciation          $  4,550,721
                                                     ------------    Aggregate gross unrealized depreciation              (526,183)
                                                                                                                      ------------
MUTUAL FUND - 2.15%                                                  Net unrealized appreciation                      $  4,024,538
  Van Kampen Investment Grade                                                                                         ============
     Municipal Trust
     (Cost 445,511)                   31,144              437,262    Note 1 - Investment Valuation
                                                     ------------
                                                                     The Fund's  investments  in securities  are carried at value.
MONEY MARKET FUND - 8.04%                                            Securities  listed on an  exchange  or  quoted on a  national
  Evergreen Institutional Money                                      market  system are valued at the last sales  price as of 4:00
     Market Fund                     919,254              919,254    p.m.   Eastern   Time.   Securities   traded  in  the  NASDAQ
  Merrimac Cash Series Trust         715,232              715,232    over-the-counter  market are  generally  valued at the NASDAQ
                                                     ------------    Official  Closing  Price.  Other  securities  traded  in  the over-the-counter  market and listed  securities  for which no
Total Money Market Funds (Cost $1,634,486)              1,634,486    sale was  reported on that date are valued at the most recent
                                                     ------------    bid price.  Securities  and  assets for which  representative market  quotations are not readily  available  (e.g.,  if the
CORPORATE BONDS - 4.95%                                              exchange  on which  the  portfolio  security  is  principally
  DaimlerChrysler NA Holding Corp.                                   traded closes early or if trading of the particular portfolio
     8.50 %, 01/18/2031         $    140,000         $    169,402    security is halted  during the day and does not resume  prior
  Ford Motor Credit Co.                                              to the Fund's net asset value calculation) or which cannot be
     6.875 %, 02/01/2006             420,000              419,097    accurately valued using the Fund's normal pricing  procedures
  Merrill Lynch & Co Inc. Zero Coupon                                are valued at fair value as  determined  in good faith  under
     0.00 %, 03/20/2028               40,000                8,475    policies  approved by the  Trustees.  A portfolio  security's
  Toys R US Inc.                                                     "fair value"  price may differ from the price next  available
     7.625 %, 08/01/2011             500,000              410,000    for that  portfolio  security using the Fund's normal pricing
                                                     ------------    procedures.  Investment  companies  are  valued  at net asset
Total Corporate Bonds (Cost $1,114,691)                 1,006,974    value.  Instruments  with  maturities  of 60 days or less are
                                                     ------------    valued at amortized cost, which approximates market value.

U.S. GOVERNMENT OBLIGATIONS - 2.61%
  United States Treasury Note
     6.875 %, 05/15/2006        $     50,000         $     50,451
     2.625 %, 05/15/2008             500,000              480,313
                                                     ------------
Total U.S. Government Obligations
  (Cost $548,706)                                         530,764
                                                     ------------

Total Investments (Cost $16,229,328) - 99.64%        $ 20,253,866
Other Assets less Liabilities - 0.36%                      73,474
                                                     ------------

Net Assets - 100.00%                                 $ 20,327,340
                                                     ============

* Non-income producing investment.


                                                                                                                         (Continued)

The Hillman Total Return Fund

Schedule of Investments
(Unaudited)

As of December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Industry
                                          % of Net
Industry                                    Assets            Value
----------------------------------------------------------------------
Aerospace/Defense                           3.65%        $    741,498
Apparel                                     1.58%             321,123
Biotechnology                               2.21%             449,502
Chemicals                                   1.11%             225,250
Commercial Services                         3.38%             686,550
Computers                                   3.77%             766,893
Corporate Bonds                             4.95%           1,006,974
Electric                                    2.96%             602,120
Financial Services                          2.88%             584,463
Food                                        6.17%           1,254,462
Hand/Machine Tools                          2.06%             417,408
Healthcare - Products                       1.48%             300,500
Healthcare - Services                       5.54%           1,126,045
Home Builders                               2.11%             428,760
Leisure Time                                2.28%             463,410
Media                                       2.56%             520,476
Miscellaneous Manufacturing                 2.69%             547,405
Money Market Fund                           8.04%           1,634,486
Mutual Fund                                 2.15%             437,262
Pharmaceuticals                             3.13%             636,746
Real Estate Investment Trusts               6.73%           1,367,429
Retail                                     12.90%           2,622,837
Software                                    1.55%             313,800
Telecommunications                          8.10%           1,647,363
Transportation                              3.05%             620,340
U.S. Government Obligations                 2.61%             530,764
----------------------------------------------------------------------
Total                                      99.64%        $ 20,253,866

ITEM 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ____________________________________
                                 Mark A. Hillman, Trustee, President,
                                 and Principal Executive Officer

Date: February 16, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ____________________________________
                                 Mark A. Hillman, Trustee, President,
                                 and Principal Executive Officer

Date: February 16, 2006




By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 ___________________________________
                                 Fletcher D. Perkins, Treasurer, and
                                 Principal Financial Officer

Date: February 21, 2006